Leases (Tables)	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Schedule of Right to use asset
	December 31,
	2 0 2 4	2 0 2 3	2 0 2 4
	NIS	NIS	US Dollars
Opening balance	5,341	6,612	1,464
Dispositions	(2,322)	(2,408)	(574)
Additions	4,815	1,137	1,321
Closing balance	7,834	5,341	2,211

Accumulated depreciation:
Opening balance	3,217	3,221	882
Dispositions	(2,322)	(2,408)	(574)
Depreciation	2,125	2,404	583
Closing balance	3,020	3,217	891

Net book value	4,814	2,124	1,320

Schedule of Leases liabilities
	December 31,
	2 0 2 4	2 0 2 3	2 0 2 4
	NIS	NIS	US Dollars

Opening balance	2,207	3,478	605
Additions	4,815	1,137	1,321
Payments	(2,322)	(2,408)	(638)
Closing balance	4,700	2,207	1,288

Schedule of Amounts Recognized in Profit Or Loss
	For the year ended December 31
	2 0 2 4	2 0 2 3	2 0 2 4
	NIS	NIS	US Dollars

Depreciation expense on right-to-use assets	2,125	2,404	583
Interest expense on lease liabilities	240	75	66
Cancellation of rental expenses	(2,563)	(2,483)	(703)
	(198)	(4)	(54)